NON-CURRNET ASSET HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Non-currnet Asset Held For Sale
SCHEDULE OF ASSETS HELD FOR SALE	Assets classified as held for sales:
	2025	2024
	USD	USD

Non-current assets held for sales:
Land and property	640,000	-
	640,000	-